ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
14.	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables as of December 31, 2011 and 2010 consisted of the following:

	2011	2010

Accrued salaries and wages	$127,140	$90,380
Accrued staff benefits	209,373	154,279
Other tax payables	1,692,618	42,758
Accrued outsourced dredger services and labor	1,548,722	2,082,954
Other payables	467,374	218,230

	$4,045,227	$2,588,601

Other tax payables represent payables other than income tax which consist of business tax, individual salary tax, stamp duty, embankment tax and other small local taxes. Business tax was 3% - 5% of revenue recognized, as of December 31, 2011 and 2010, and other tax payables included $1,674,116 and $28,835 of business tax payable, respectively.